Cash And Bank Balances	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash And Bank Balances
16.	CASH AND BANK BALANCES

	As of December 31,
	2019	2020
	HK$	HK$
Cash and cash equivalents:
- Cash on hand	31,031	31,031
- General bank accounts	766,399,440	453,935,733

Total cash and cash equivalents	766,430,471	453,966,764

Cash at banks earns interest at floating rates based on daily bank deposit rates for all the periods. The bank balances are deposited with creditworthy banks with no recent history of default.